Description of Business and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Minimum cash balance required by lender	$ 3,000		$ 3,000	$ 3,000
Loan proceeds related to the Paycheck Protection Program Loan	10,435		8,407
Allowance for uncollectible receivables	242		249	188
Losses due to impairment of long-lived assets			611	1,051
Advertising costs			2,242	3,716
Income tax (benefit) expense	$ (350)	$ 21	$ (1,689)	$ 96
Effective income tax rate	0.53%	(0.11%)	3.00%	0.10%
U.S. federal statutory tax rate	21.00%		21.00%
ASU 2016 02 | Impacts of adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset	$ 2,500
Lease liabilities	$ 2,500